Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2021
Fair Value Disclosures [Abstract]
Summary of Assets Measured or Disclosed at Fair Value on a Recurring Basis
Assets measured or disclosed at fair value on a recurring basis as of December 31, 2021 are summarized below:

	Fair Value Measurements as of December 31, 2021 using
	Quoted Price in Active Market for Identical Assets	Significant Other Observable Inputs	Unobservable Inputs	Total
	(Level 1)	(Level 2)	(Level 3)	fair value
	RMB	RMB	RMB	RMB	US$
Fair value measurement
Short-term investments
Trading debt investments	—	65,108	—	65,108	10,217

Total asset measured at fair value	—	65,108	—	65,108	10,217

Assets measured or disclosed at fair value on a recurring basis as of December 31, 2020 are summarized below:

	Fair Value Measurements as of December 31, 2020 using
	Quoted Price in Active Market for Identical Assets	Significant Other Observable Inputs	Unobservable Inputs	Total
	(Level 1)	(Level 2)	(Level 3)	fair value
	RMB	RMB	RMB	RMB
Fair value measurement
Short-term investments
Trading debt investments	—	5,187	—	5,187
Available-for-sale debt investments	—	44,084	—	44,084

Total asset measured at fair value	—	49,271	—	49,271